LOAN PAYABLE, RELATED PARTIES: Christopher Maggiore (Details) - Christopher Maggiore - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Loan balance due to Related Parties	$ 20,000
Interest Expense	$ 1,254	$ 24,061